SCHEDULE OF PURCHASES PRICE ALLOCATION OF CONVERSION (Details) (Parenthetical) Integer in Thousands	Apr. 19, 2021 Integer $ / shares	Jul. 02, 2021 $ / shares
Credit Derivatives [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.05
Monte Carlo Simulation Model [Member] | Mandatory Conversion [Member]
Credit Derivatives [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.05
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Integer	20
Monte Carlo Simulation Model [Member] | Optional Or Maturity Conversion [Member]
Credit Derivatives [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.05
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Integer	20